Breakdown of investments in associates and joint ventures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Share of profit of associates and joint ventures	R$ 22,854,023	R$ 32,430,863	R$ 3,630,437
Haitong Banco De Investimento Do Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	20.00%	20.00%
Proportion of voting rights held in associate	20.00%	20.00%
Investment carrying amount	R$ 110,666	R$ 110,564
Associates and joint ventures current assets	3,942,918	3,191,545
Associates and joint ventures non - current assets	2,532,418	1,155,424
Associates and joint ventures current liabilities	3,540,598	2,429,956
Associates and joint ventures non - current liabilities	2,382,666	1,917,013
Share of profit of associates and joint ventures	500	8,728
Revenue	524,945	536,972
Associates and joint ventures net income (loss) for the year	R$ 2,500	R$ 45,270
Tecnologia Bancaria S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	24.55%	24.55%
Proportion of voting rights held in associate	24.55%	24.55%
Investment carrying amount	R$ 234,418	R$ 219,491
Associates and joint ventures current assets	792,287	914,853
Associates and joint ventures non - current assets	2,126,537	1,977,956
Associates and joint ventures current liabilities	882,585	866,662
Associates and joint ventures non - current liabilities	1,080,496	1,132,175
Share of profit of associates and joint ventures	14,928	53,446
Revenue	2,905,617	3,131,402
Associates and joint ventures net income (loss) for the year	R$ 70,567	R$ 178,605
Swiss Re Corporate Solutions Brasil [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	40.00%	40.00%
Proportion of voting rights held in associate	40.00%	40.00%
Investment carrying amount	R$ 427,295	R$ 313,658
Associates and joint ventures current assets	3,090,774	2,504,889
Associates and joint ventures non - current assets	1,454,859	1,621,205
Associates and joint ventures current liabilities	3,450,969	3,029,473
Associates and joint ventures non - current liabilities	278,095	311,473
Share of profit of associates and joint ventures	11,090	(633)
Revenue	2,556,993	1,374,391
Associates and joint ventures net income (loss) for the year	R$ 27,725	R$ (1,582)
Gestora De Inteligencia De Credito S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	21.02%	21.02%
Proportion of voting rights held in associate	21.02%	21.02%
Investment carrying amount	R$ 23,613	R$ 23,653
Associates and joint ventures current assets	380,640	93,479
Associates and joint ventures non - current assets	1,103,210	1,079,405
Associates and joint ventures current liabilities	433,538	161,048
Associates and joint ventures non - current liabilities	677,412	942,313
Share of profit of associates and joint ventures	(17,697)	(15,254)
Revenue	233,953	168,977
Associates and joint ventures net income (loss) for the year	(78,456)	(73,876)
Companies Other [Member]
IfrsStatementLineItems [Line Items]
Investment carrying amount	6,720,922	5,469,054
Share of profit of associates and joint ventures	708,065	(50,301)
Total Investments In Associates [Member]
IfrsStatementLineItems [Line Items]
Investment carrying amount	7,516,914	6,136,420
Share of profit of associates and joint ventures	R$ 716,886	R$ (4,014)
Elo Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	50.01%	50.01%
Proportion of voting rights held in associate	50.01%	50.01%
Investment carrying amount	R$ 1,453,599	R$ 1,421,146
Associates and joint ventures current assets	1,030,474	734,729
Associates and joint ventures non - current assets	2,235,890	2,729,981
Associates and joint ventures current liabilities	461,727	313,385
Associates and joint ventures non - current liabilities	164,576	211,267
Share of profit of associates and joint ventures	639,040	425,518
Revenue	(64,130)	15,264
Associates and joint ventures net income (loss) for the year	3,266,364	854,205
Total Investments In Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Investment carrying amount	1,453,599	1,421,146
Share of profit of associates and joint ventures	639,040	425,518
Total Investments [Member]
IfrsStatementLineItems [Line Items]
Investment carrying amount	8,970,513	7,557,566
Share of profit of associates and joint ventures	R$ 1,355,926	R$ 421,504